S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 17, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ITHAX Acquisition Sponsor III LLC	7,666,667 Class B Ordinary Shares(1)	$25,000

	3,500,000 private placement warrants (whether or not the overallotment option is exercised) to be purchased simultaneously with the closing of this offering(2)	$3,500,000 (whether or not the overallotment option is exercised)

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

	$12,500 per month	Office space, administrative and shared personnel support services

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ITHAX Acquisition Sponsor III LLC, our officers or directors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 23,000,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 25% of the outstanding shares after this offering. Up to 1,000,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that 1,000,000 founder shares have been surrendered to us for no consideration, and that there are 26,666,667 ordinary shares issued and outstanding after this offering.

		Approximate			Approximate
		Percentage of			Percentage of
	Number of	Outstanding		Number of	Outstanding
	Class A	Class A		Class B	Class B
	Ordinary	Ordinary		Ordinary	Ordinary
	Shares	Shares		Shares	Shares
Name and Address of	Beneficially	Before	After	Beneficially	Before	After
Beneficial Owner(1)	Owned	Offering	Offering	Owned	Offering	Offering
ITHAX Acquisition Sponsor III LLC(2)(3)(4)(5)	—	—	—	7,666,667	100%	100%
Orestes Fintiklis(3)	—	—	—	7,666,667	100%	100%
Tim Ryan(3)	—	—	—	—	—	—
Rahul Vir(3)	—	—	—	—	—	—
Ioannis Tsoutsias(3)	—	—	—	—	—	—
All officers, directors and director nominees as a group (4 persons)(3)	—	—	—	7,666,667	100%	100%
*	Less than one percent.
(1)Unless otherwise noted, the business address of each of the following is c/o 826 Collins Avenue, Suite 201, Miami, Florida 33139.
(2)Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)ITHAX Acquisition Sponsor III LLC, our sponsor, is the record holder of such shares. Mr. Fintiklis is the sole managing member of ITHAX Acquisition Sponsor III LLC, and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor. Mr. Fintiklis disclaims any beneficial ownership of the securities held by the sponsor other than to the extent of any pecuniary interest he may have therein, directly or indirectly. All of our independent directors are members of our sponsor. Each independent director will indirectly hold 15,000 founder shares through our sponsor. Each such person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly.
(4)Includes up to 1,000,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.
(5)The non-managing sponsor investors have expressed to us an interest in purchasing, indirectly through the sponsor, an aggregate of 2,500,000 private placement warrants at a price of $1.00 per warrant ($2,500,000 in the aggregate); subject to each non-managing sponsor investor purchasing, through the sponsor, the private placement warrants allocated to it in connection with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors at the closing of this offering reflecting interests in an aggregate of 2,000,000 founder shares held by sponsor. The non-managing sponsor investors are not granted any shareholder or other rights in addition to those afforded to our other public shareholders, and will only be issued membership interests in the sponsor, with no right to control the sponsor or vote or dispose of any securities held by the sponsor, including the founder shares held by the sponsor.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	20% upon the completion of our initial business combination and 20% each of the subsequent four months.	ITHAX Acquisition Sponsor III LLC Orestes Fintiklis Tim Ryan Rahul Vir Ioannis Tsoutsias

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased;

(f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Warrants	30 days after the completion of our initial business combination	ITHAX Acquisition Sponsor III LLC Orestes Fintiklis	Same as above (other than clauses (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co.).

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after this offering	ITHAX Acquisition Sponsor III LLC Orestes Fintiklis Tim Ryan Rahul Vir Ioannis Tsoutsias

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Orestes Fintiklis	Ithaca Capital Partners	Private equity real estate investment management company	Founder and Managing Partner
Tim Ryan	Celtic Consulting	Consulting company	President and CEO
Rahul Vir	White Sails Hospitality	Hospitality consulting services company	Founder and Principal

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company or other business or investment venture with which they are or may become involved. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she may honor these obligations and duties to present such business combination opportunity to such entities first. It is the intention that they will first present to us any potential business combination opportunities suitable for a special purpose acquisition company prior to any similar entity (subject to any future obligations or duties) unless such opportunity is presented to them in their capacity as an officer or director of such other entity. Such other fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Orestes Fintiklis	Ithaca Capital Partners	Private equity real estate investment management company	Founder and Managing Partner
Tim Ryan	Celtic Consulting	Consulting company	President and CEO
Rahul Vir	White Sails Hospitality	Hospitality consulting services company	Founder and Principal